Provision for Silicosis Settlement - Narrative (Details) - ZAR (R) R in Millions		12 Months Ended
	Jul. 26, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Provision raised for settlement
Disclosure of other provisions [line items]
Discount rates		7.60%	8.50%	8.50%
Nominal amount		R 1,140
Occupational Lung Disease Working Group [Member] | Silicosis And Tuberculosis Class Action Suit [Member]
Disclosure of other provisions [line items]
Settlement amount awarded to other party	R 5,200